Other Debt - Convertible Obligations to Series C Convertible Preferred Stock (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 08, 2013	Dec. 31, 2013	Jun. 07, 2013
Schedule of Held-to-maturity Securities [Line Items]
Long-term Debt		$ 1,108,316,000
Cash Paid on Conversion of Stock, for Shares Unable to be Converted	441,400,000
Conversion of Stock, Amount Converted	458,800,000
Conversion of Stock, Loss on Conversion		13,800,000
Series C Preferred Stock [Member]
Schedule of Held-to-maturity Securities [Line Items]
Convertible preferred stock, issued			28,400,000
Stock Issued During Period, Value, New Issues		$ 445,000,000
Common stock issued through dividend reinvestment plan (in shares)	1,100,000
Number of Shares Unable to be Converted	27,300,000
Common Stock [Member]
Schedule of Held-to-maturity Securities [Line Items]
Common stock issued through dividend reinvestment plan (in shares)	1,400,000